Inventories	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Inventories

Investment in Cilo Cybin

On 6 February 2024, the Group had subscribed for 28,762,252 of ordinary shares in Cilo Cybin Holdings Limited (the “Cilo Cybin”) (for an aggregate of 57,524,504 ordinary shares) at a price of ZAR 0.90 per share. As a result, the Group hold a 40.5% stake in the Cilo Cybin.

Summarised financial information of Cilo Cybin is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2024	2023
	USD	USD

Statement of financial position
Current assets, representing total assets	3,354,690	-

Current liabilities, representing total liabilities	(593,538)	-

Net assets of the associate	2,761,152	-

Statement of comprehensive income
Profit for the financial period	21,809	-

Share of profit of the associate	8,742	-

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2024	2023
	USD	USD

Proportion of net assets of the associate	1,118,421	-
Exchange differences	(154)	-

Carrying amount of the Group’s interest in associate	1,118,267	-

10.	Inventories

	2024	2023
	USD	USD

At cost:
Trading
Chemical reagents and products	188,400	210,269
Medical substances and chemical stocks	49,854	72,264

	238,254	282,533

Consumables
Beauty and healthcare product	82,545	46,040

Work-in-progress
Stem cells	43,338	88,836

	364,137	417,409

The cost of inventories recognised by the Group as an expense during the financial year is USD833,774 (2023: USD916,761).